Portfolio of Investments
Columbia Short Term Bond Fund, December 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 27.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Affirm Asset Securitization Trust(a)
Subordinated Series 2021-A Class B
08/15/2025	1.060%	13,120,000	13,082,214
American Credit Acceptance Receivables Trust(a)
Series 2020-1 Class D
03/13/2026	2.390%	18,625,000	18,861,133
Series 2020-2 Class D
05/13/2026	5.650%	2,800,000	2,968,136
Subordinated Series 2020-3 Class C
06/15/2026	1.850%	9,850,000	9,909,753
Subordinated Series 2021-2 Class E
07/13/2027	2.540%	1,550,000	1,526,095
AmeriCredit Automobile Receivables Trust
Series 2019-1 Class B
02/18/2025	3.130%	1,915,000	1,928,164
Subordinated Series 2017-3 Class C
06/19/2023	2.690%	77,693	77,782
ARES XLVII CLO Ltd.(a),(b)
Series 2018-47A Class B
3-month USD LIBOR + 1.450% Floor 1.450% 04/15/2030	1.574%	4,000,000	3,976,044
Avant Loans Funding Trust(a)
Series 2019-B Class B
10/15/2026	3.150%	167,092	167,182
Series 2020-REV1 Class A
05/15/2029	2.170%	10,000,000	10,016,502
Series 2020-REV1 Class B
05/15/2029	2.680%	1,600,000	1,599,126
Subordinated Series 2021-REV1 Class C
07/15/2030	2.300%	950,000	942,362
Barings CLO Ltd.(a),(b)
Series 2018-4A Class B
3-month USD LIBOR + 1.700% Floor 1.700% 10/15/2030	1.824%	10,800,000	10,800,605
BMW Vehicle Lease Trust
Series 2021-1 Class A3
01/25/2024	0.290%	500,000	498,445
Carlyle Global Market Strategies CLO Ltd.(a),(b)
Series 2013-4A Class BRR
3-month USD LIBOR + 1.420% Floor 1.420% 01/15/2031	1.544%	5,000,000	4,990,530
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Carlyle US CLO Ltd.(a),(b)
Series 2016-4A Class A2R
3-month USD LIBOR + 1.450% Floor 1.450% 10/20/2027	1.582%	8,000,000	7,980,560
Series 2017-5A Class A1B
3-month USD LIBOR + 1.250% 01/20/2030	1.382%	8,000,000	7,940,736
Carvana Auto Receivables Trust(a)
Series 2019-2A Class B
12/15/2023	2.740%	60,248	60,287
Subordinated Series 2019-3A Class C
10/15/2024	2.710%	2,950,000	2,978,834
Cascade Funding Mortgage Trust(a)
CMO Series 2021-GRN1 Class A
03/20/2041	1.100%	2,469,667	2,442,425
Chesapeake Funding II LLC(a)
Series 2019-2A Class A1
09/15/2031	1.950%	339,257	341,280
Consumer Loan Underlying Bond CLUB Credit Trust(a)
Subordinated Series 2020-P1 Class B
03/15/2028	2.920%	3,489,425	3,502,267
Credito Real USA Auto Receivables Trust(a)
Series 2021-1A Class A
02/16/2027	1.350%	1,598,325	1,591,306
Dell Equipment Finance Trust(a)
Subordinated Series 2020-1 Class B
04/24/2023	2.980%	3,242,000	3,295,365
Dext ABS LLC(a)
Subordinated Series 2020-1 Class B
11/15/2027	1.920%	3,500,000	3,491,333
Drive Auto Receivables Trust
Subordinated Series 2018-5 Class C
01/15/2025	3.990%	193,971	194,755
Subordinated Series 2019-4 Class C
11/17/2025	2.510%	1,563,091	1,572,194
Subordinated Series 2020-1 Class B
07/15/2024	2.080%	275,586	275,824
Subordinated Series 2020-2 Class D
05/15/2028	3.050%	650,000	663,939
Dryden Senior Loan Fund(a),(b)
Series 2016-42A Class BR
3-month USD LIBOR + 1.550% 07/15/2030	1.674%	3,025,000	3,025,629
DT Auto Owner Trust(a)
Series 2019-3A Class D
04/15/2025	2.960%	4,900,000	5,016,478
Columbia Short Term Bond Fund | Third Quarter Report 2021	1

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, December 31, 2021 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2020-1A Class D
11/17/2025	2.550%	6,050,000	6,156,583
Exeter Automobile Receivables Trust(a)
Series 2019-4A Class D
09/15/2025	2.580%	4,425,000	4,491,593
Exeter Automobile Receivables Trust
Subordinated Series 2021-1A Class C
01/15/2026	0.740%	2,400,000	2,392,135
First Investors Auto Owner Trust(a)
Series 2021-1A Class A
03/16/2026	0.450%	400,204	399,427
Foundation Finance Trust(a)
Series 2019-1A Class A
11/15/2034	3.860%	1,282,943	1,315,161
FREED ABS Trust(a)
Subordinated Series 2021-1CP Class B
03/20/2028	1.410%	1,625,000	1,623,759
Subordinated Series 2021-2 Class C
06/19/2028	1.940%	12,250,000	12,262,803
GLS Auto Receivables Issuer Trust(a)
Subordinated Series 2020-1A Class C
11/17/2025	2.720%	4,850,000	4,915,993
Subordinated Series 2020-4A Class D
10/15/2026	1.640%	1,600,000	1,602,067
GoldentTree Loan Management US CLO 1 Ltd.(a),(b)
Series 2021-10A Class A
3-month USD LIBOR + 1.100% Floor 1.100% 07/20/2034	1.232%	4,150,000	4,143,032
Hertz Vehicle Financing LLC(a)
Series 2021-1A Class C
12/26/2025	2.050%	3,000,000	2,969,119
Jay Park CLO Ltd.(a),(b)
Series 2016-1A Class A2R
3-month USD LIBOR + 1.450% 10/20/2027	1.582%	5,500,000	5,501,991
LL ABS Trust(a)
Series 2021-1A Class A
05/15/2029	1.070%	2,191,452	2,180,729
Madison Park Funding XLVIII Ltd.(a),(b)
Series 2021-48A Class A
3-month USD LIBOR + 1.150% Floor 1.150% 04/19/2033	1.274%	1,250,000	1,249,998
Madison Park Funding XXXIII Ltd.(a),(b)
Series 2019-33A Class B1
3-month USD LIBOR + 1.800% Floor 1.800% 10/15/2032	1.924%	5,550,000	5,550,283
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Marlette Funding Trust(a)
Series 2019-1A Class B
04/16/2029	3.940%	119,759	119,997
Series 2019-3A Class B
09/17/2029	3.070%	2,490,085	2,497,179
Series 2020-2A Class B
09/16/2030	1.830%	5,088,940	5,100,051
Subordinated Series 2019-2A Class B
07/16/2029	3.530%	1,175,202	1,179,450
MMAF Equipment Finance LLC(a)
Series 2017-B Class A4
11/15/2024	2.410%	1,025,777	1,031,972
Series 2020-A Class A3
04/09/2027	0.970%	2,010,000	1,990,429
MVW LLC(a)
Series 2019-2A Class A
10/20/2038	2.220%	2,374,369	2,400,125
MVW Owner Trust(a)
Series 2017-1A Class A
12/20/2034	2.420%	1,646,250	1,663,131
NMEF Funding LLC(a)
Series 2021-A Class A2
12/15/2027	0.810%	2,000,000	1,996,329
NRZ Advance Receivables Trust(a)
Series 2020-T3 Class AT3
10/15/2052	1.317%	3,270,000	3,265,219
Octagon Investment Partners 39 Ltd.(a),(b)
Series 2018-3A Class B
3-month USD LIBOR + 1.650% Floor 1.650% 10/20/2030	1.982%	11,200,000	11,159,478
Octane Receivables Trust(a)
Series 2019-1A Class A
09/20/2023	3.160%	261,651	262,698
OHA Credit Partners VII Ltd.(a),(b)
Series 2012-7A Class AR3
3-month USD LIBOR + 1.070% Floor 1.070% 02/20/2034	1.201%	5,000,000	4,981,355
Pagaya AI Debt Selection Trust(a)
Series 2021-1 Class A
11/15/2027	1.180%	3,477,942	3,473,410
Series 2021-2 Class NOTE
01/25/2029	3.000%	7,330,784	7,291,625
Series 2021-3 Class A
05/15/2029	1.150%	8,665,945	8,630,945
Series 2021-HG1 Class A
01/16/2029	1.220%	9,590,896	9,554,397

2	Columbia Short Term Bond Fund | Third Quarter Report 2021

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, December 31, 2021 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2021-HG1 Class B
01/16/2029	1.820%	1,517,148	1,514,114
Pagaya AI Debt Selection Trust(a),(c),(d)
Series 2021-5 Class A
08/15/2029	1.530%	5,050,000	5,056,737
Palmer Square Loan Funding Ltd.(a),(b)
Series 2020-1A Class A1
3-month USD LIBOR + 0.800% Floor 0.800% 02/20/2028	0.960%	6,353,669	6,358,611
Series 2021-4A Class A1
3-month USD LIBOR + 0.800% Floor 0.800% 10/15/2029	0.928%	6,000,000	6,001,416
Pawnee Equipment Receivables LLC(a)
Series 2019-1 Class A2
10/15/2024	2.290%	641,946	645,811
Prosper Marketplace Issuance Trust(a)
Series 2019-4A Class B
02/17/2026	3.200%	1,553,604	1,555,587
Race Point CLO Ltd.(a),(b)
Series 2013-8A Class AR2
3-month USD LIBOR + 1.040% Floor 1.040% 02/20/2030	1.200%	2,961,982	2,962,148
Race Point IX CLO Ltd.(a),(b)
Series 2015-9A Class A2R
3-month USD LIBOR + 1.450% Floor 1.450% 10/15/2030	0.574%	4,975,000	4,975,060
Research-Driven Pagaya Motor Asset Trust IV(a)
Series 2021-2A Class A
03/25/2030	2.650%	3,125,000	3,116,306
Rockland Park CLO Ltd.(a),(b)
Series 2021-1A Class A
3-month USD LIBOR + 1.120% Floor 1.120% 04/20/2034	1.252%	7,500,000	7,495,965
RR 3 Ltd.(a),(b)
Series 2014-14A Class A2R2
3-month USD LIBOR + 1.400% Floor 1.400% 01/15/2030	1.524%	10,000,000	9,934,350
Santander Drive Auto Receivables Trust
Series 2019-3 Class C
10/15/2025	2.490%	356,299	357,985
Subordinated Series 2019-2 Class D
07/15/2025	3.220%	1,075,000	1,096,188
Subordinated Series 2020-4 Class C
01/15/2026	1.010%	1,500,000	1,502,457
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SCF Equipment Leasing LLC(a)
Series 2019-2A Class B
08/20/2026	2.760%	4,000,000	4,074,818
Subordinated Series 2020-1A Class B
03/20/2028	2.020%	4,900,000	4,905,194
Sierra Receivables Funding Co., LLC(a)
Series 2017-1A Class A
03/20/2034	2.910%	952,081	952,081
Sierra Timeshare Receivables Funding LLC(a)
Series 2018-2A Class A
06/20/2035	3.500%	1,068,716	1,098,553
Series 2018-3A Class A
09/20/2035	3.690%	425,136	438,254
Series 2021-1A Class A
11/20/2037	0.990%	1,600,437	1,586,896
Upgrade Receivables Trust(a)
Subordinated Series 2019-2A Class C
10/15/2025	4.450%	1,390,763	1,393,866
Upstart Pass-Through Trust(a),(d)
Series 2020-ST4 Class A
11/20/2026	3.250%	3,605,677	3,605,677
Series 2021-ST10 Class A
01/20/2030	2.250%	9,450,000	9,450,000
Upstart Pass-Through Trust(a)
Series 2020-ST6 Class A
01/20/2027	3.000%	3,267,666	3,280,416
Series 2021-ST3 Class A
05/20/2027	2.000%	2,877,278	2,862,363
Upstart Securitization Trust(a)
Series 2020-2 Class A
11/20/2030	2.309%	1,958,486	1,972,412
Series 2021-2 Class A
06/20/2031	0.910%	5,496,414	5,487,429
Subordinated Series 2021-2 Class B
06/20/2031	1.750%	1,150,000	1,143,018
Subordinated Series 2021-3 Class B
07/20/2031	1.660%	1,250,000	1,233,721
Volkswagen Auto Loan Enhanced Trust
Series 2020-1 Class A4
08/20/2026	1.260%	700,000	704,512
Westlake Automobile Receivables Trust(a)
Series 2020-2A Class D
01/15/2026	2.760%	1,570,000	1,600,960
Subordinated Series 2019-3A Class D
11/15/2024	2.720%	5,914,000	6,015,660
Total Asset-Backed Securities — Non-Agency (Cost $353,181,258)			353,448,313

Columbia Short Term Bond Fund | Third Quarter Report 2021	3

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, December 31, 2021 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency 9.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ashford Hospitality Trust(a),(b)
Series 2018-KEYS Class B
1-month USD LIBOR + 1.300% Floor 1.300% 05/15/2035	1.560%	9,100,000	9,054,551
BAMLL Commercial Mortgage Securities Trust(a),(b)
Series 2018-DSNY Class C
1-month USD LIBOR + 1.350% Floor 1.350% 09/15/2034	1.460%	11,500,000	11,356,419
BBCMS Trust(a),(b)
Subordinated Series 2018-BXH Class B
1-month USD LIBOR + 1.250% Floor 1.250% 10/15/2037	1.360%	3,650,000	3,629,489
Subordinated Series 2018-BXH Class C
1-month USD LIBOR + 1.500% Floor 1.500% 10/15/2037	1.610%	1,975,000	1,952,797
BHMS Mortgage Trust(a),(b)
Series 2018-ATLS Class A
1-month USD LIBOR + 1.250% Floor 1.250% 07/15/2035	1.360%	13,500,000	13,491,637
BX Commercial Mortgage Trust(a),(b)
Series 2019-XL Class C
1-month USD LIBOR + 1.250% Floor 1.250% 10/15/2036	1.360%	3,017,500	3,012,903
BX Mortgage Trust(a),(b)
Series 2021-PAC Class D
1-month USD LIBOR + 1.298% Floor 1.298% 10/15/2036	1.388%	6,350,000	6,338,370
BX Trust(a),(b)
Series 2019-ATL Class C
1-month USD LIBOR + 1.587% Floor 1.587%, Cap 1.587% 10/15/2036	1.697%	2,180,000	2,141,969
Series 2019-ATL Class D
1-month USD LIBOR + 1.887% Floor 1.887% 10/15/2036	1.997%	1,931,000	1,887,665
CIM Retail Portfolio Trust(a),(b)
Series 2021-RETL Class D
1-month USD LIBOR + 3.050% Floor 3.050% 08/15/2036	3.160%	5,875,000	5,816,282
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CLNY Trust(a),(b)
Series 2019-IKPR Class D
1-month USD LIBOR + 2.025% Floor 2.025% 11/15/2038	2.135%	5,900,000	5,855,798
COMM Mortgage Trust(a),(b)
Series 2019-WCM Class C
1-month USD LIBOR + 1.300% Floor 1.300% 10/15/2036	1.410%	2,730,000	2,712,956
Extended Stay America Trust(a),(b)
Series 2021-ESH Class E
1-month USD LIBOR + 2.850% Floor 2.850% 07/15/2038	2.934%	870,472	870,471
Invitation Homes Trust(a),(b)
Series 2018-SFR1 Class A
1-month USD LIBOR + 0.700% 03/17/2037	0.810%	8,507,733	8,507,732
KKR Industrial Portfolio Trust(a),(b)
Subordinated Series 2021-KDIP Class D
1-month USD LIBOR + 1.250% Floor 1.250% 12/15/2037	1.360%	975,000	963,388
Morgan Stanley Capital I Trust(a),(e)
Series 2019-MEAD Class D
11/10/2036	3.283%	3,675,000	3,603,373
One New York Plaza Trust(a),(b)
Subordinated Series 2020-1NYP Class C
1-month USD LIBOR + 2.200% Floor 2.200% 01/15/2026	2.310%	3,000,000	3,008,382
Subordinated Series 2020-1NYP Class D
1-month USD LIBOR + 2.750% Floor 2.750% 01/15/2026	2.860%	1,125,000	1,129,001
Progress Residential Trust(a)
Series 2020-SFR1 Class C
04/17/2037	2.183%	1,000,000	999,648
Series 2020-SFR1 Class D
04/17/2037	2.383%	2,025,000	2,023,875
Series 2020-SFR2 Class A
06/17/2037	2.078%	1,200,000	1,201,181
Subordinated Series 2020-SFR2 Class C
06/18/2037	3.077%	300,000	304,053
Subordinated Series 2020-SFR2 Class D
06/18/2037	3.874%	350,000	357,941
RBS Commercial Funding, Inc., Trust(a),(e)
Series 2013-GSP Class A
01/15/2032	3.834%	8,200,000	8,491,356

4	Columbia Short Term Bond Fund | Third Quarter Report 2021

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, December 31, 2021 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
UBS Commercial Mortgage Trust
Series 2017-C3 Class A1
08/15/2050	1.935%	172,627	172,791
Wells Fargo Commercial Mortgage Trust(a),(b)
Series 2017-SMP Class A
1-month USD LIBOR + 0.875% Floor 0.750% 12/15/2034	0.985%	16,055,000	16,035,679
Series 2020-SDAL Class D
1-month USD LIBOR + 2.090% Floor 2.090% 02/15/2037	2.199%	1,600,000	1,558,839
Series 2021-FCMT Class A
1-month USD LIBOR + 1.200% Floor 1.200% 05/15/2031	1.310%	1,900,000	1,897,624
Series 2021-FCMT Class D
1-month USD LIBOR + 3.500% Floor 3.500% 05/15/2031	3.610%	1,575,000	1,569,096
WF-RBS Commercial Mortgage Trust
Series 2013-C18 Class ASB
12/15/2046	3.676%	796,390	815,114
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $120,911,560)			120,760,380

Corporate Bonds & Notes 34.1%

Aerospace & Defense 1.8%
BAE Systems Holdings, Inc.(a)
12/15/2025	3.850%	4,500,000	4,829,574
Boeing Co. (The)
02/01/2027	2.700%	5,500,000	5,607,212
General Dynamics Corp.
06/01/2026	1.150%	2,500,000	2,468,387
L3Harris Technologies, Inc.
12/15/2026	3.850%	4,000,000	4,351,782
Northrop Grumman Corp.
01/15/2025	2.930%	1,500,000	1,565,550
02/01/2027	3.200%	2,000,000	2,125,262
TransDigm, Inc.(a)
12/15/2025	8.000%	701,000	739,428
03/15/2026	6.250%	990,000	1,028,742
TransDigm, Inc.
06/15/2026	6.375%	216,000	221,966
Total			22,937,903
Airlines 0.2%
Air Canada(a)
08/15/2026	3.875%	203,000	207,569
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%	770,000	801,350
Delta Air Lines, Inc./SkyMiles IP Ltd.(a)
10/20/2025	4.500%	387,000	407,060
Hawaiian Brand Intellectual Property Ltd./Miles Loyalty Ltd.(a)
01/20/2026	5.750%	714,673	749,521
United Airlines, Inc.(a)
04/15/2026	4.375%	618,000	644,820
Total			2,810,320
Automotive 0.4%
American Axle & Manufacturing, Inc.
03/15/2026	6.250%	213,000	217,712
Clarios Global LP(a)
05/15/2025	6.750%	741,000	777,403
Ford Motor Credit Co. LLC
01/09/2022	3.219%	178,000	178,077
01/09/2023	3.087%	214,000	217,313
11/17/2023	3.370%	200,000	206,401
03/18/2024	5.584%	1,215,000	1,309,190
11/13/2025	3.375%	309,000	320,617
IAA Spinco, Inc.(a)
06/15/2027	5.500%	191,000	198,137
IHO Verwaltungs GmbH(a),(f)
09/15/2026	4.750%	781,819	798,356
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	1,267,000	1,283,058
ZF North America Capital, Inc.(a)
04/29/2025	4.750%	191,000	205,115
Total			5,711,379
Banking 7.9%
American Express Co.
07/30/2024	2.500%	2,500,000	2,582,316
ANZ New Zealand International Ltd.(a)
02/13/2023	1.900%	1,150,000	1,164,597
Bank of America Corp.(g)
03/11/2027	1.658%	13,500,000	13,405,352
Bank of Montreal
07/09/2024	0.625%	3,000,000	2,958,791
Bank of New York Mellon Corp. (The)
04/24/2025	1.600%	3,500,000	3,526,283
Bank of Nova Scotia (The)
07/31/2024	0.650%	3,000,000	2,959,147
Canadian Imperial Bank of Commerce(b)
3-month USD LIBOR + 0.660% 09/13/2023	0.861%	1,857,000	1,870,209

Columbia Short Term Bond Fund | Third Quarter Report 2021	5

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, December 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Citigroup, Inc.
Subordinated
03/09/2026	4.600%	8,000,000	8,833,507
Discover Bank
09/12/2024	2.450%	3,500,000	3,581,847
Goldman Sachs Group, Inc. (The)(g)
10/21/2027	1.948%	9,800,000	9,767,463
HSBC Holdings PLC(g)
05/24/2025	0.976%	4,500,000	4,445,250
JPMorgan Chase & Co.(g)
09/22/2027	1.470%	13,000,000	12,745,237
Morgan Stanley(g)
07/22/2028	3.591%	8,500,000	9,168,926
PNC Bank NA
02/23/2025	2.950%	3,500,000	3,675,249
Royal Bank of Canada
10/07/2024	0.750%	3,000,000	2,969,747
Toronto-Dominion Bank (The)
09/10/2026	1.250%	3,000,000	2,948,283
Truist Financial Corp.(g)
03/02/2027	1.267%	3,174,000	3,110,866
US Bank NA
01/21/2025	2.050%	2,000,000	2,046,552
Wells Fargo & Co.(g)
10/30/2025	2.406%	8,000,000	8,197,701
Westpac Banking Corp.
11/18/2024	1.019%	2,800,000	2,789,638
Total			102,746,961
Building Materials 0.1%
Beacon Roofing Supply, Inc.(a)
11/15/2026	4.500%	1,032,000	1,068,851
JELD-WEN, Inc.(a)
05/15/2025	6.250%	294,000	307,862
Standard Industries, Inc.(a)
02/15/2027	5.000%	230,000	236,743
Total			1,613,456
Cable and Satellite 1.2%
CCO Holdings LLC/Capital Corp.(a)
03/01/2023	4.000%	352,000	352,266
05/01/2026	5.500%	77,000	79,429
05/01/2027	5.125%	669,000	692,516
Charter Communications Operating LLC/Capital
02/01/2024	4.500%	4,500,000	4,783,749
Comcast Corp.
04/15/2024	3.700%	3,000,000	3,188,148
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CSC Holdings LLC
06/01/2024	5.250%	1,016,000	1,060,068
CSC Holdings LLC(a)
04/15/2027	5.500%	1,026,000	1,060,907
DISH DBS Corp.
07/15/2022	5.875%	267,000	271,516
03/15/2023	5.000%	151,000	154,697
DISH DBS Corp.(a)
12/01/2026	5.250%	825,000	838,011
Radiate Holdco LLC/Finance, Inc.(a)
09/15/2026	4.500%	1,065,000	1,079,350
Sirius XM Radio, Inc.(a)
09/01/2026	3.125%	662,000	661,816
Videotron Ltd.(a)
04/15/2027	5.125%	512,000	529,528
Ziggo Bond Finance BV(a)
01/15/2027	6.000%	340,000	350,331
Ziggo BV(a)
01/15/2027	5.500%	567,000	583,981
Total			15,686,313
Chemicals 0.6%
DowDuPont, Inc.
11/15/2023	4.205%	1,000,000	1,057,456
INEOS Quattro Finance 2 Plc(a)
01/15/2026	3.375%	633,000	635,270
Ingevity Corp.(a)
02/01/2026	4.500%	780,000	786,231
LYB International Finance III LLC
10/01/2025	1.250%	3,443,000	3,392,595
SPCM SA(a)
03/15/2027	3.125%	541,000	534,649
WR Grace Holdings LLC(a)
10/01/2024	5.625%	740,000	778,921
06/15/2027	4.875%	195,000	200,293
Total			7,385,415
Construction Machinery 0.3%
Caterpillar Financial Services Corp.
09/13/2024	0.600%	1,150,000	1,136,007
John Deere Capital Corp.
06/07/2024	0.450%	1,400,000	1,381,857
Ritchie Bros. Auctioneers, Inc.(a)
01/15/2025	5.375%	802,000	810,735
Total			3,328,599

6	Columbia Short Term Bond Fund | Third Quarter Report 2021

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, December 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Cyclical Services 0.1%
Uber Technologies, Inc.(a)
05/15/2025	7.500%	1,033,000	1,088,284
Consumer Products 0.1%
CD&R Smokey Buyer, Inc.(a)
07/15/2025	6.750%	991,000	1,039,997
Mattel, Inc.(a)
04/01/2026	3.375%	105,000	107,702
Newell Brands, Inc.
06/01/2025	4.875%	334,000	363,444
Spectrum Brands, Inc.
07/15/2025	5.750%	222,000	226,864
Total			1,738,007
Diversified Manufacturing 1.0%
Carrier Global Corp.
02/15/2025	2.242%	4,500,000	4,610,407
CFX Escrow Corp.(a)
02/15/2026	6.375%	615,000	636,887
Gates Global LLC/Co.(a)
01/15/2026	6.250%	694,000	716,744
Honeywell International, Inc.
06/01/2025	1.350%	1,753,000	1,759,601
Siemens Financieringsmaatschappij NV(a)
03/11/2026	1.200%	3,000,000	2,958,062
Stevens Holding Co., Inc.(a)
10/01/2026	6.125%	649,000	695,048
WESCO Distribution, Inc.(a)
06/15/2025	7.125%	996,000	1,054,860
Total			12,431,609
Electric 3.1%
American Electric Power Co., Inc.
11/01/2025	1.000%	3,000,000	2,936,109
Calpine Corp.(a)
06/01/2026	5.250%	144,000	147,737
Dominion Energy, Inc.
10/01/2025	3.900%	3,500,000	3,784,220
DTE Energy Co.
06/01/2025	1.050%	3,500,000	3,434,874
Duke Energy Corp.
09/15/2025	0.900%	3,000,000	2,916,536
Emera US Finance LP
06/15/2026	3.550%	2,500,000	2,659,250
Eversource Energy
08/15/2025	0.800%	3,200,000	3,106,007
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
FirstEnergy Corp.
01/15/2026	1.600%	3,000,000	2,907,250
NextEra Energy Capital Holdings, Inc.
01/15/2027	1.875%	4,225,000	4,251,424
NextEra Energy Operating Partners LP(a)
07/15/2024	4.250%	1,122,000	1,166,993
10/15/2026	3.875%	166,000	176,026
PPL Capital Funding, Inc.
05/15/2026	3.100%	3,000,000	3,146,556
Southern Co. (The)
03/15/2028	1.750%	4,000,000	3,892,182
TerraForm Power Operating LLC(a)
01/31/2023	4.250%	897,000	916,641
Vistra Operations Co. LLC(a)
09/01/2026	5.500%	274,000	281,928
02/15/2027	5.625%	511,000	528,365
WEC Energy Group, Inc.
03/15/2024	0.800%	2,529,000	2,504,436
Xcel Energy, Inc.
10/15/2023	0.500%	2,000,000	1,986,336
Total			40,742,870
Environmental 0.2%
GFL Environmental, Inc.(a)
06/01/2025	4.250%	1,223,000	1,258,129
08/01/2025	3.750%	269,000	272,796
12/15/2026	5.125%	503,000	524,381
Waste Pro USA, Inc.(a)
02/15/2026	5.500%	583,000	582,938
Total			2,638,244
Finance Companies 0.2%
Navient Corp.
01/25/2023	5.500%	318,000	331,347
10/25/2024	5.875%	149,000	159,118
06/25/2025	6.750%	159,000	175,060
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	253,000	261,312
Rocket Mortgage LLC/Co-Issuer, Inc.(a)
10/15/2026	2.875%	1,077,000	1,073,448
SLM Corp.
10/29/2025	4.200%	192,000	201,102
Springleaf Finance Corp.
03/15/2024	6.125%	522,000	553,478
Total			2,754,865

Columbia Short Term Bond Fund | Third Quarter Report 2021	7

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, December 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Food and Beverage 1.7%
Anheuser-Busch InBev Worldwide, Inc.
04/13/2028	4.000%	3,850,000	4,280,610
Aramark Services, Inc.(a)
05/01/2025	6.375%	42,000	43,898
B&G Foods, Inc.
04/01/2025	5.250%	309,000	315,240
Bacardi Ltd.(a)
05/15/2025	4.450%	4,400,000	4,766,327
Conagra Brands, Inc.
11/01/2027	1.375%	3,300,000	3,170,682
Diageo Capital PLC
09/29/2025	1.375%	3,000,000	2,994,494
FAGE International SA/USA Dairy Industry, Inc.(a)
08/15/2026	5.625%	264,000	271,588
Mondelez International, Inc.
05/04/2025	1.500%	1,800,000	1,803,629
Performance Food Group, Inc.(a)
05/01/2025	6.875%	419,000	440,080
Post Holdings, Inc.(a)
03/01/2027	5.750%	1,019,000	1,053,779
Tyson Foods, Inc.
08/15/2024	3.950%	2,300,000	2,446,422
US Foods, Inc.(a)
04/15/2025	6.250%	882,000	920,033
Total			22,506,782
Gaming 0.6%
Boyd Gaming Corp.(a)
06/01/2025	8.625%	397,000	425,084
Colt Merger Sub, Inc.(a)
07/01/2025	5.750%	760,000	794,374
07/01/2025	6.250%	992,000	1,041,961
GLP Capital LP/Financing II, Inc.
11/01/2023	5.375%	231,000	245,328
International Game Technology PLC(a)
02/15/2025	6.500%	403,000	441,042
04/15/2026	4.125%	362,000	372,165
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
05/01/2024	5.625%	511,000	546,492
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.(a)
06/15/2025	4.625%	321,000	342,645
MGM Resorts International
03/15/2023	6.000%	364,000	382,339
Scientific Games International, Inc.(a)
10/15/2025	5.000%	1,349,000	1,388,279
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
VICI Properties LP/Note Co., Inc.(a)
02/15/2025	3.500%	377,000	384,397
12/01/2026	4.250%	273,000	284,265
Wynn Las Vegas LLC/Capital Corp.(a)
05/30/2023	4.250%	337,000	340,996
03/01/2025	5.500%	219,000	226,455
Total			7,215,822
Health Care 1.5%
Becton Dickinson and Co.
06/06/2024	3.363%	4,500,000	4,711,625
Change Healthcare Holdings LLC/Finance, Inc.(a)
03/01/2025	5.750%	831,000	838,986
Cigna Corp.
07/15/2023	3.000%	2,000,000	2,057,997
CVS Health Corp.
06/01/2026	2.875%	4,500,000	4,713,907
HCA, Inc.
02/01/2025	5.375%	638,000	701,015
02/15/2026	5.875%	250,000	282,524
Indigo Merger Sub, Inc.(a)
07/15/2026	2.875%	930,000	934,306
IQVIA, Inc.(a)
10/15/2026	5.000%	310,000	318,419
05/15/2027	5.000%	180,000	186,371
Ortho-Clinical Diagnostics, Inc./SA(a)
06/01/2025	7.375%	609,000	642,597
Select Medical Corp.(a)
08/15/2026	6.250%	1,498,000	1,586,955
Tenet Healthcare Corp.
07/15/2024	4.625%	382,000	387,750
Tenet Healthcare Corp.(a)
09/01/2024	4.625%	597,000	611,463
04/01/2025	7.500%	242,000	254,199
01/01/2026	4.875%	785,000	806,464
02/01/2027	6.250%	450,000	465,659
Total			19,500,237
Healthcare Insurance 0.3%
Anthem, Inc.
01/15/2025	2.375%	3,700,000	3,807,874
Home Construction 0.1%
Lennar Corp.
11/15/2024	5.875%	197,000	217,910
Taylor Morrison Communities, Inc./Holdings II(a)
04/15/2023	5.875%	377,000	393,993
03/01/2024	5.625%	360,000	384,413

8	Columbia Short Term Bond Fund | Third Quarter Report 2021

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, December 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TRI Pointe Group, Inc./Homes
06/15/2024	5.875%	154,000	167,419
Total			1,163,735
Independent Energy 0.8%
Apache Corp.
11/15/2025	4.625%	487,000	523,635
Canadian Natural Resources Ltd.
02/01/2025	3.900%	2,000,000	2,129,256
CrownRock LP/Finance, Inc.(a)
10/15/2025	5.625%	568,000	583,186
Devon Energy Corp.(a)
09/15/2024	5.250%	491,000	531,263
Endeavor Energy Resources LP/Finance, Inc.(a)
07/15/2025	6.625%	587,000	620,944
EQT Corp.
10/01/2022	3.000%	243,000	245,533
EQT Corp.(a)
05/15/2026	3.125%	277,000	284,782
Murphy Oil Corp.
08/15/2024	6.875%	72,000	73,375
Occidental Petroleum Corp.
06/15/2025	3.500%	204,000	208,922
12/01/2025	5.500%	643,000	713,062
03/15/2026	5.550%	235,000	261,583
04/15/2026	3.400%	157,000	160,996
Pioneer Natural Resources Co.
05/15/2023	0.550%	1,222,000	1,217,514
Range Resources Corp.
08/15/2022	5.000%	146,000	147,635
Woodside Finance Ltd.(a)
03/05/2025	3.650%	2,200,000	2,312,468
Total			10,014,154
Integrated Energy 0.4%
BP Capital Markets PLC
02/10/2024	3.814%	1,720,000	1,815,118
Cenovus Energy, Inc.
04/15/2027	4.250%	2,850,000	3,110,134
Total			4,925,252
Leisure 0.4%
Carnival Corp.(a)
03/01/2026	7.625%	376,000	393,748
03/01/2027	5.750%	297,000	296,924
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC(a)
05/01/2025	5.500%	428,000	444,821
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cinemark USA, Inc.(a)
05/01/2025	8.750%	367,000	389,331
03/15/2026	5.875%	312,000	315,134
Live Nation Entertainment, Inc.(a)
11/01/2024	4.875%	855,000	865,682
03/15/2026	5.625%	335,000	346,090
05/15/2027	6.500%	265,000	290,057
NCL Corp., Ltd.(a)
02/01/2026	10.250%	95,000	110,454
Royal Caribbean Cruises Ltd.(a)
06/01/2025	11.500%	233,000	261,819
07/01/2026	4.250%	265,000	257,295
08/31/2026	5.500%	275,000	279,608
Six Flags Entertainment Corp.(a)
07/31/2024	4.875%	730,000	737,794
04/15/2027	5.500%	368,000	381,107
Six Flags Theme Parks, Inc.(a)
07/01/2025	7.000%	139,000	148,467
Vail Resorts, Inc.(a)
05/15/2025	6.250%	374,000	391,647
Total			5,909,978
Life Insurance 1.1%
Five Corners Funding Trust(a)
11/15/2023	4.419%	2,000,000	2,120,554
Met Tower Global Funding(a)
09/14/2026	1.250%	4,500,000	4,411,890
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	4,047,000	4,316,408
Principal Life Global Funding II(a)
11/17/2026	1.500%	4,000,000	3,935,357
Total			14,784,209
Lodging 0.0%
Hilton Domestic Operating Co., Inc.(a)
05/01/2025	5.375%	428,000	445,001
Media and Entertainment 0.5%
Discovery Communications LLC
06/15/2025	3.950%	3,500,000	3,729,834
iHeartCommunications, Inc.
05/01/2026	6.375%	1,203,000	1,254,363
Netflix, Inc.
02/15/2022	5.500%	160,000	160,735
03/01/2024	5.750%	272,000	296,919
Netflix, Inc.(a)
06/15/2025	3.625%	124,000	130,987
Outfront Media Capital LLC/Corp.(a)
06/15/2025	6.250%	858,000	898,113

Columbia Short Term Bond Fund | Third Quarter Report 2021	9

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, December 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TEGNA, Inc.(a)
03/15/2026	4.750%	150,000	156,195
Univision Communications, Inc.(a)
05/01/2025	9.500%	315,000	337,729
Total			6,964,875
Metals and Mining 0.2%
Commercial Metals Co.
05/15/2023	4.875%	215,000	222,123
Constellium NV(a)
02/15/2026	5.875%	373,000	377,964
Freeport-McMoRan, Inc.
11/14/2024	4.550%	405,000	433,857
Hudbay Minerals, Inc.(a)
04/01/2026	4.500%	905,000	905,409
Novelis Corp.(a)
11/15/2026	3.250%	346,000	349,862
Total			2,289,215
Midstream 2.1%
Buckeye Partners LP
07/01/2023	4.150%	114,000	117,327
Cheniere Corpus Christi Holdings LLC
06/30/2024	7.000%	209,000	231,338
DCP Midstream Operating LP
03/15/2023	3.875%	518,000	530,841
Enbridge, Inc.
12/01/2026	4.250%	2,152,000	2,374,182
Enterprise Products Operating LLC
02/15/2025	3.750%	2,410,000	2,566,134
EQM Midstream Partners LP(a)
07/01/2025	6.000%	332,000	360,980
EQM Midstream Partners LP
12/01/2026	4.125%	327,000	337,028
Kinder Morgan, Inc.
11/15/2026	1.750%	3,300,000	3,291,833
MPLX LP
12/01/2024	4.875%	2,300,000	2,499,509
NuStar Logistics LP
10/01/2025	5.750%	680,000	731,109
06/01/2026	6.000%	497,000	542,101
Plains All American Pipeline LP/Finance Corp.
12/15/2026	4.500%	3,300,000	3,622,733
Rockpoint Gas Storage Canada Ltd.(a)
03/31/2023	7.000%	86,000	86,110
Southern Natural Gas Co. LLC(a)
04/28/2023	0.625%	2,300,000	2,290,994
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Targa Resources Partners LP/Finance Corp.
04/15/2026	5.875%	438,000	458,534
02/01/2027	5.375%	345,000	355,418
Western Midstream Operating LP
02/01/2025	4.350%	1,998,000	2,080,369
Williams Companies, Inc. (The)
06/15/2027	3.750%	4,000,000	4,321,773
Total			26,798,313
Natural Gas 0.3%
NiSource Finance Corp.
05/15/2027	3.490%	4,000,000	4,301,709
Oil Field Services 0.0%
Apergy Corp.
05/01/2026	6.375%	43,000	44,782
Transocean Guardian Ltd.(a)
01/15/2024	5.875%	93,800	89,968
Total			134,750
Other Industry 0.1%
Hillenbrand, Inc.
06/15/2025	5.750%	358,000	376,126
Picasso Finance Sub, Inc.(a)
06/15/2025	6.125%	438,000	458,552
Total			834,678
Other REIT 0.2%
Blackstone Mortgage Trust, Inc.(a)
01/15/2027	3.750%	431,000	429,560
Hospitality Properties Trust
06/15/2023	4.500%	265,000	265,448
Ladder Capital Finance Holdings LLLP/Corp.(a)
10/01/2025	5.250%	75,000	76,006
02/01/2027	4.250%	769,000	773,668
Park Intermediate Holdings LLC/Domestic Property/Finance Co-Issuer(a)
06/01/2025	7.500%	304,000	320,778
RLJ Lodging Trust LP(a)
07/01/2026	3.750%	801,000	802,080
Total			2,667,540
Packaging 0.2%
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
04/30/2025	5.250%	863,000	893,927
08/15/2026	4.125%	170,000	173,796
Berry Global, Inc.(a)
02/15/2026	4.500%	448,000	454,242
BWAY Holding Co.(a)
04/15/2024	5.500%	395,000	398,520

10	Columbia Short Term Bond Fund | Third Quarter Report 2021

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, December 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CANPACK SA/Eastern PA Land Investment Holding LLC(a)
11/01/2025	3.125%	380,000	380,796
Trivium Packaging Finance BV(a)
08/15/2026	5.500%	921,000	961,713
Total			3,262,994
Pharmaceuticals 1.3%
AbbVie, Inc.
05/14/2026	3.200%	7,000,000	7,405,591
Amgen, Inc.
05/22/2024	3.625%	3,000,000	3,161,686
AstraZeneca Finance LLC
05/28/2026	1.200%	2,500,000	2,469,417
Bausch Health Companies, Inc.(a)
04/15/2025	6.125%	473,000	482,780
11/01/2025	5.500%	186,000	188,829
12/15/2025	9.000%	230,000	242,366
04/01/2026	9.250%	439,000	466,218
Bristol Myers Squibb Co.
07/26/2024	2.900%	1,238,000	1,294,206
Gilead Sciences, Inc.
09/29/2023	0.750%	1,876,000	1,867,433
Total			17,578,526
Property & Casualty 0.5%
American International Group, Inc.
04/01/2026	3.900%	3,500,000	3,799,592
Loews Corp.
05/15/2023	2.625%	1,644,000	1,677,971
Radian Group, Inc.
10/01/2024	4.500%	160,000	167,727
03/15/2025	6.625%	423,000	468,369
Total			6,113,659
Railroads 0.3%
CSX Corp.
08/01/2024	3.400%	3,000,000	3,157,942
Union Pacific Corp.
06/08/2023	3.500%	760,000	787,364
Total			3,945,306
Refining 0.3%
Phillips 66
02/15/2026	1.300%	3,500,000	3,436,054
Restaurants 0.2%
1011778 BC ULC/New Red Finance, Inc.(a)
04/15/2025	5.750%	1,013,000	1,052,182
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
IRB Holding Corp.(a)
06/15/2025	7.000%	1,300,000	1,375,113
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(a)
06/01/2027	4.750%	290,000	301,789
Yum! Brands, Inc.(a)
04/01/2025	7.750%	171,000	180,287
Total			2,909,371
Retailers 0.1%
Lowe’s Companies, Inc.
09/15/2024	3.125%	1,000,000	1,047,722
Penske Automotive Group, Inc.
09/01/2025	3.500%	338,000	346,712
Total			1,394,434
Supermarkets 0.1%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	7.500%	307,000	327,874
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
02/15/2023	3.500%	185,000	188,512
03/15/2026	3.250%	568,000	580,355
01/15/2027	4.625%	110,000	115,521
Total			1,212,262
Technology 1.9%
Boxer Parent Co., Inc.(a)
10/02/2025	7.125%	503,000	528,184
Broadcom Corp./Cayman Finance Ltd.
01/15/2027	3.875%	4,000,000	4,337,144
Camelot Finance SA(a)
11/01/2026	4.500%	586,000	607,498
CDK Global, Inc.
06/01/2027	4.875%	345,000	358,719
CommScope Finance LLC(a)
03/01/2026	6.000%	509,000	527,348
Fidelity National Information Services, Inc.
03/01/2026	1.150%	3,000,000	2,927,084
Microchip Technology, Inc.
02/15/2024	0.972%	2,500,000	2,478,732
09/01/2025	4.250%	351,000	364,589
NXP BV/Funding LLC/USA, Inc.(a)
05/01/2025	2.700%	3,500,000	3,615,929
Oracle Corp.
05/15/2025	2.950%	3,965,000	4,115,087
PTC, Inc.(a)
02/15/2025	3.625%	237,000	240,566
RELX Capital, Inc.
03/16/2023	3.500%	1,500,000	1,544,469

Columbia Short Term Bond Fund | Third Quarter Report 2021	11

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, December 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Shift4 Payments LLC/Finance Sub, Inc.(a)
11/01/2026	4.625%	1,033,000	1,068,128
Square, Inc.(a)
06/01/2026	2.750%	577,000	579,383
Symantec Corp.(a)
04/15/2025	5.000%	402,000	405,480
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	5.750%	540,000	560,019
Total			24,258,359
Transportation Services 0.2%
ERAC USA Finance LLC(a)
11/01/2025	3.800%	3,000,000	3,228,973
Wireless 0.6%
Altice France SA(a)
02/01/2027	8.125%	764,000	814,648
American Tower Corp.
01/31/2028	1.500%	4,700,000	4,501,015
SBA Communications Corp.
02/15/2027	3.875%	230,000	237,457
Sprint Communications, Inc.
11/15/2022	6.000%	255,000	265,265
Sprint Corp.
09/15/2023	7.875%	755,000	833,054
06/15/2024	7.125%	442,000	496,493
T-Mobile USA, Inc.
02/15/2026	2.250%	213,000	213,244
04/15/2026	2.625%	322,000	324,310
T-Mobile USA, Inc.(a)
02/15/2026	2.250%	285,000	285,880
Total			7,971,366
Wirelines 0.9%
AT&T, Inc.
02/01/2028	1.650%	4,500,000	4,406,939
CenturyLink, Inc.
03/15/2022	5.800%	466,000	470,418
04/01/2024	7.500%	126,000	137,945
04/01/2025	5.625%	404,000	427,404
Front Range BidCo, Inc.(a)
03/01/2027	4.000%	540,000	532,229
Iliad Holding SAS(a)
10/15/2026	6.500%	1,127,000	1,184,959
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Verizon Communications, Inc.
03/22/2028	2.100%	4,100,000	4,112,520
Total			11,272,414
Total Corporate Bonds & Notes (Cost $444,646,868)			444,462,067

Foreign Government Obligations(h) 0.0%

Canada 0.0%
NOVA Chemicals Corp.(a)
05/01/2025	5.000%	105,000	110,112
06/01/2027	5.250%	504,000	537,517
Total			647,629
Morocco 0.0%
Morocco Government AID Bond(b),(c),(d)
6-month USD LIBOR + 0.000% 05/01/2023	0.156%	127,500	126,225
Total Foreign Government Obligations (Cost $766,321)			773,854

Residential Mortgage-Backed Securities - Agency 0.2%

Federal Home Loan Mortgage Corp.
01/01/2023- 10/01/2024	4.500%	14,116	14,673
01/01/2024	5.000%	14,448	14,898
03/01/2025- 04/01/2026	4.000%	14,610	15,361
11/01/2025- 07/01/2026	3.500%	4,533	4,776
Federal Home Loan Mortgage Corp.(b)
1-year CMT + 2.218% Cap 9.489% 03/01/2034	2.338%	109,585	110,206
12-month USD LIBOR + 1.735% Cap 10.860% 07/01/2036	1.985%	1,665	1,667
12-month USD LIBOR + 1.710% Cap 11.092% 08/01/2036	1.977%	27,914	29,311
12-month USD LIBOR + 1.765% Cap 11.140% 12/01/2036	2.015%	5,151	5,157
Federal National Mortgage Association
03/01/2023	5.000%	141	145
03/01/2024- 11/01/2031	4.000%	189,140	203,327
12/01/2025- 09/01/2026	3.500%	36,061	37,981
04/01/2031	1.500%	1,936,309	1,958,927
11/01/2033- 08/01/2037	5.500%	183,225	206,665
12/01/2040	2.000%	460,506	465,019

12	Columbia Short Term Bond Fund | Third Quarter Report 2021

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, December 31, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(e)
CMO Series 2003-W11 Class A1
06/25/2033	2.993%	5,787	5,876
Government National Mortgage Association(b)
1-year CMT + 1.500% Floor 1.000%, Cap 11.000% 03/20/2030	2.000%	8,366	8,628
Government National Mortgage Association
08/15/2037	7.500%	11,746	12,081
Total Residential Mortgage-Backed Securities - Agency (Cost $3,102,227)			3,094,698

Residential Mortgage-Backed Securities - Non-Agency 26.8%

510 Asset Backed Trust(a),(e)
CMO Series 2021-NPL2 Class A1
06/25/2061	2.116%	5,379,325	5,329,129
AMRESCO Residential Securities Corp. Mortgage Loan Trust(b)
CMO Series 1998-3 Class A7
1-month USD LIBOR + 0.480% Floor 0.480% 07/25/2028	0.583%	7,937	7,926
Angel Oak Mortgage Trust(a),(e)
CMO Series 2020-6 Class A3
05/25/2065	1.775%	595,719	593,338
CMO Series 2020-6 Class M1
05/25/2065	2.805%	1,225,000	1,223,150
CMO Series 2021-8 Class A1
11/25/2066	1.820%	10,000,000	9,998,780
Angel Oak Mortgage Trust I LLC(a),(e)
CMO Series 2018-3 Class A3
09/25/2048	3.853%	542,954	542,517
CMO Series 2019-2 Class A3
03/25/2049	3.833%	580,890	582,724
Banc of America Funding Trust
CMO Series 2005-5 Class 2A1
09/25/2035	5.500%	105,659	111,229
Banc of America Funding Trust(e)
CMO Series 2007-C Class 1A3
05/20/2036	3.028%	62,262	62,512
Bayview Opportunity Master Fund IVa Trust(a)
CMO Series 2016-SPL1 Class A
04/28/2055	4.000%	845,091	848,431
Bellemeade Re Ltd.(a),(b)
CMO Series 2020-3A Class M1B
1-month USD LIBOR + 2.850% Floor 2.850% 10/25/2030	2.952%	1,925,000	1,937,899
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-1A Class M1B
30-day Average SOFR + 2.200% Floor 2.200% 03/25/2031	2.210%	3,000,000	3,025,323
BRAVO Residential Funding Trust(a),(e)
CMO Series 2020-NQM1 Class A1
05/25/2060	1.449%	1,313,118	1,313,165
CMO Series 2021-NQM1 Class A1
02/25/2049	0.941%	5,383,306	5,339,784
BVRT Financing Trust(a),(b),(d)
CMO Series 2021-CRT2 Class M2
1-month USD LIBOR + 2.250% Floor 2.250% 11/10/2032	2.351%	1,200,000	1,200,000
CFMT LLC(a),(e)
CMO Series 2021-EBO1 Class A
11/25/2050	0.985%	4,643,632	4,632,310
Chase Mortgage Finance Trust
CMO Series 2005-S2 Class A1
10/25/2035	5.500%	74,950	76,933
CMO Series 2006-S4 Class A3
12/25/2036	6.000%	154,250	100,466
CIM Trust(a),(b)
CMO Series 2018-R6 Class A1
1-month USD LIBOR + 1.076% Floor 1.080% 09/25/2058	1.178%	5,048,730	4,938,539
CIM Trust(a),(e)
CMO Series 2021-NR1 Class A1
07/25/2055	2.569%	3,470,077	3,464,814
Credit Suisse Mortgage Trust(a),(e)
CMO Series 2021-AFC1 Class A1
03/25/2056	0.830%	2,332,921	2,311,785
CMO Series 2021-RPL1 Class A1
09/27/2060	1.668%	5,419,690	5,374,179
CSMC Trust(a)
CMO Series 2019-AFC1 Class A1
07/25/2049	2.573%	2,147,183	2,165,239
Subordinated CMO Series 2020-RPL4 Class A1
01/25/2060	2.000%	7,477,504	7,521,997
CSMC Trust(a),(e)
CMO Series 2021-RPL4 Class A1
12/27/2060	1.796%	3,747,798	3,730,357
Subordinated CMO Series 2020-RPL3 Class A1
03/25/2060	2.691%	2,961,112	2,964,470
Eagle Re Ltd.(a),(b)
CMO Series 2021-1 Class M1A
30-day Average SOFR + 1.700% Floor 1.700% 10/25/2033	1.710%	2,500,000	2,500,895

Columbia Short Term Bond Fund | Third Quarter Report 2021	13

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, December 31, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-2 Class M1B
30-day Average SOFR + 2.050% Floor 2.050% 04/25/2034	2.099%	5,100,000	5,109,051
Subordinated CMO Series 2020-1 Class M1A
1-month USD LIBOR + 0.900% 01/25/2030	1.002%	2,964,000	2,952,887
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2020-DNA1 Class M2
1-month USD LIBOR + 1.700% 01/25/2050	1.802%	1,283,556	1,286,005
CMO Series 2020-DNA6 Class M1
30-day Average SOFR + 0.900% 12/25/2050	0.950%	486,228	486,099
CMO Series 2021-DNA5 Class M2
30-day Average SOFR + 1.650% 01/25/2034	1.700%	1,650,000	1,656,628
CMO Series 2021-HQA1 Class M1
30-day Average SOFR + 0.700% 08/25/2033	0.750%	1,782,310	1,781,295
CMO Series 2021-HQA4 Class M1
30-day Average SOFR + 0.950% 12/25/2041	1.000%	3,500,000	3,493,065
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b)
CMO Series 2020-DNA3 Class M2
1-month USD LIBOR + 3.000% 06/25/2050	3.102%	381,497	382,032
GCAT LLC(a),(e)
CMO Series 2020-3 Class A1
09/25/2025	2.981%	4,312,329	4,344,339
GCAT Trust(a),(e)
CMO Series 2021-CM2 Class A1
08/25/2066	2.352%	6,164,039	6,151,129
Genworth Mortgage Insurance Corp.(a),(b)
CMO Series 2021-3 Class M1A
30-day Average SOFR + 1.900% Floor 1.900% 02/25/2034	1.949%	9,375,000	9,369,380
GS Mortgage-Backed Securities Trust(a),(e)
CMO Series 2020-NQM1 Class A1
09/27/2060	1.382%	1,980,082	1,984,613
Home Re Ltd.(a),(b)
CMO Series 2020-1 Class M1B
1-month USD LIBOR + 3.250% Floor 3.250% 10/25/2030	3.352%	4,368,333	4,381,813
CMO Series 2021-1 Class M1B
1-month USD LIBOR + 1.550% 07/25/2033	1.652%	3,900,000	3,902,363
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Homeward Opportunities Fund I Trust(a)
CMO Series 2018-2 Class A3
11/25/2058	4.239%	1,536,175	1,539,864
Homeward Opportunities Fund Trust(a),(e)
CMO Series 2020-BPL1 Class A1
08/25/2025	3.228%	1,792,245	1,817,101
Imperial Fund Mortgage Trust(a),(e)
CMO Series 2021-NQM2 Class A3
09/25/2056	1.516%	3,347,542	3,319,315
JPMorgan Mortgage Trust
CMO Series 2005-S3 Class 2A2
01/25/2022	5.500%	15,567	13,736
JPMorgan Mortgage Trust(e)
CMO Series 2007-A2 Class 3A1
04/25/2037	2.853%	5,706	5,210
Legacy Mortgage Asset Trust(a),(e)
CMO Series 2021-GS1 Class A1
10/25/2066	1.892%	3,512,776	3,513,986
CMO Series 2021-GS2 Class A1
04/25/2061	1.750%	6,917,047	6,856,754
Mello Warehouse Securitization Trust(a),(b)
CMO Series 2020-1 Class C
1-month USD LIBOR + 1.350% Floor 1.350% 10/25/2053	1.452%	2,300,000	2,298,300
MFA Trust(a),(e)
CMO Series 2020-NQM1 Class A1
03/25/2065	1.479%	1,817,731	1,821,243
Morgan Stanley Mortgage Loan Trust(e)
CMO Series 2004-10AR Class 2A2
11/25/2034	2.552%	73,122	73,589
MRA Issuance Trust(a),(b),(c),(d)
CMO Series 2021-11 Class A1X
1-month USD LIBOR + 1.150% Floor 1.150% 01/25/2022	1.234%	5,000,000	5,000,000
MRA Issuance Trust(a),(b)
CMO Series 2021-14 Class A1X
1-month USD LIBOR + 1.250% Floor 1.250% 02/15/2022	1.336%	10,900,000	10,899,805
CMO Series 2021-EBO4 Class A1X
1-month USD LIBOR + 1.750% Floor 1.750% 02/16/2022	1.840%	11,500,000	11,500,846
CMO Series 2021-NA1 Class A1X
1-month USD LIBOR + 1.500% Floor 1.500% 03/08/2022	1.600%	5,700,000	5,701,180

14	Columbia Short Term Bond Fund | Third Quarter Report 2021

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, December 31, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
New Residential Mortgage Loan Trust(a),(e)
CMO Series 2019-NQM4 Class A2
09/25/2059	2.644%	2,216,267	2,229,256
NRZ Excess Spread-Collateralized Notes(a)
Series 2020-PLS1 Class A
12/25/2025	3.844%	1,702,076	1,709,398
Oaktown Re III Ltd.(a),(b)
CMO Series 2019-1A Class M1A
1-month USD LIBOR + 1.400% Floor 1.400% 07/25/2029	1.502%	100,817	100,911
Oaktown Re VI Ltd.(a),(b)
CMO Series 2021-1A Class M1A
30-day Average SOFR + 1.650% Floor 1.650% 10/25/2033	1.700%	2,375,000	2,378,557
OBX Trust(a),(e)
CMO Series 2019-EXP2 Class 1A3
06/25/2059	4.000%	807,587	823,311
Oceanview Mortgage Loan Trust(a)
CMO Series 2020-1 Class A1A
05/28/2050	1.733%	1,363,236	1,365,530
OSAT Trust(a),(e)
CMO Series 2020-RPL1 Class A1
12/26/2059	3.072%	6,210,424	6,210,191
Preston Ridge Partners Mortgage(a),(e)
CMO Series 2021-2 Class A1
03/25/2026	2.115%	2,880,241	2,877,107
CMO Series 2021-4 Class A1
04/25/2026	1.867%	8,264,171	8,177,330
Preston Ridge Partners Mortgage LLC(a),(e)
CMO Series 2021-3 Class A1
04/25/2026	1.867%	4,508,552	4,479,040
Preston Ridge Partners Mortgage Trust(a),(e)
CMO Series 2021-10 Class A1
10/25/2026	2.487%	4,506,902	4,495,828
CMO Series 2021-9 Class A1
10/25/2026	2.363%	7,772,792	7,708,645
Pretium Mortgage Credit Partners I LLC(a),(e)
CMO Series 2021-NPL1 Class A1
09/27/2060	2.240%	2,405,306	2,383,747
CMO Series 2021-NPL2 Class A1
06/27/2060	1.992%	2,274,784	2,245,160
Pretium Mortgage Credit Partners LLC(a),(e)
CMO Series 2021-NPL3 Class A1
07/25/2051	1.868%	9,672,131	9,575,965
Pretium Mortgage Credit Partners LLC(a),(c),(d),(e)
CMO Series 2021-NPL6 Class A1
07/25/2051	2.487%	14,000,000	14,000,000
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PRKCM Trust(a),(e)
CMO Series 2021-AFC2 Class A1
11/25/2056	2.071%	14,849,881	14,829,409
PRPM LLC(a),(e)
CMO Series 2021-RPL1 Class A1
07/25/2051	1.319%	2,297,392	2,271,680
Radnor Re Ltd.(a),(b)
CMO Series 2020-1 Class M1A
1-month USD LIBOR + 0.950% Floor 0.950% 02/25/2030	1.052%	2,125,000	2,123,510
Sequoia Mortgage Trust(a),(e)
CMO Series 2016-3 Class A1
11/25/2046	3.500%	892,268	898,614
Starwood Mortgage Residential Trust(a),(e)
CMO Series 2019-INV1 Class A1
09/27/2049	2.610%	817,558	823,947
CMO Series 2019-INV1 Class A3
09/27/2049	2.916%	1,735,297	1,746,126
CMO Series 2020-INV1 Class A3
11/25/2055	1.593%	783,013	782,807
Toorak Mortgage Corp., Ltd.(a),(e)
CMO Series 2020-1 Class A1
03/25/2023	2.734%	11,600,000	11,617,843
Towd Point HE Trust(a),(e)
CMO Series 2021-HE1 Class M2
02/25/2063	2.500%	1,150,000	1,155,967
Towd Point Mortgage Trust(a),(d),(e)
CMO Series 2021-SJ2 Class A1A
03/25/2059	2.250%	8,050,000	8,094,023
VCAT Asset Securitization LLC(a),(e)
CMO Series 2021-NPL6 Class A1
09/25/2051	1.917%	2,910,153	2,860,328
VCAT LLC(a),(e)
CMO Series 2021-NPL1 Class A1
12/26/2050	2.289%	766,708	764,114
Vericrest Opportunity Loan Transferee(a),(e)
CMO Series 2021-NPL4 Class A1
03/27/2051	2.240%	5,363,355	5,339,388
Vericrest Opportunity Loan Transferee XCVI LLC(a),(e)
CMO Series 2021-NPL5 Class A1
03/27/2051	2.116%	2,795,345	2,782,231
Vericrest Opportunity Loan Transferee XCVII LLC(a),(e)
CMO Series 2021-NPL6 Class A1
04/25/2051	2.240%	11,346,993	11,278,999
Vericrest Opportunity Loan Trust CI LLC(a),(e)
CMO Series 2021-NP10 Class A1
05/25/2051	1.992%	8,677,798	8,678,607

Columbia Short Term Bond Fund | Third Quarter Report 2021	15

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, December 31, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Verus Securitization Trust(a),(e)
CMO Series 2019-4 Class A3
11/25/2059	3.000%	3,757,617	3,783,154
CMO Series 2020-2 Class A1
05/25/2060	2.743%	884,034	888,361
CMO Series 2020-NPL1 Class A1
08/25/2050	3.598%	1,384,632	1,385,693
CMO Series 2021-8 Class A3
11/25/2066	2.491%	10,858,000	10,851,588
Visio Trust(a),(e)
CMO Series 2019-2 Class A3
11/25/2054	3.076%	1,816,533	1,841,393
Visio Trust(a)
Series 2020-1R Class A1
11/25/2055	1.312%	7,934,104	7,898,974
Wells Fargo Mortgage-Backed Securities Trust(e)
CMO Series 2006-AR19 Class A1
12/25/2036	2.708%	92,823	92,583
ZH Trust(a)
CMO Series 2021-1 Class A
02/18/2027	2.253%	2,200,000	2,185,429
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $350,358,015)			349,274,263

U.S. Treasury Obligations 1.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
01/15/2024	0.125%	6,115,000	6,037,607
10/15/2024	0.625%	7,000,000	6,944,219
Total U.S. Treasury Obligations (Cost $13,028,478)			12,981,826

Money Market Funds 1.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.085%(i),(j)	19,333,432	19,329,565
Total Money Market Funds (Cost $19,329,519)		19,329,565
Total Investments in Securities (Cost: $1,305,324,246)		1,304,124,966
Other Assets & Liabilities, Net		(147,353)
Net Assets		1,303,977,613

At December 31, 2021, securities and/or cash totaling $757,874 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	1,440	03/2022	USD	314,167,501	—	(610,235)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 5-Year Note	(850)	03/2022	USD	(102,830,079)	51,510	—
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At December 31, 2021, the total value of these securities amounted to $930,466,837, which represents 71.36% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of December 31, 2021.
(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At December 31, 2021, the total value of these securities amounted to $24,182,962, which represents 1.85% of total net assets.
(d)	Valuation based on significant unobservable inputs.
(e)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of December 31, 2021.
16	Columbia Short Term Bond Fund | Third Quarter Report 2021

Portfolio of Investments   (continued)
Columbia Short Term Bond Fund, December 31, 2021 (Unaudited)
Notes to Portfolio of Investments  (continued)
(f)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(g)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of December 31, 2021.
(h)	Principal and interest may not be guaranteed by a governmental entity.
(i)	The rate shown is the seven-day current annualized yield at December 31, 2021.
(j)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended December 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.085%
	27,869,716	491,276,064	(499,816,199)	(16)	19,329,565	(3,426)	12,073	19,333,432
Abbreviation Legend
AID	Agency for International Development
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Short Term Bond Fund | Third Quarter Report 2021	17

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3QT222_03_M01_(02/22)